ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Jul. 15, 2014
Common stock, outstanding shares	117,065,675	111,313,175	104,834,083
Jin-En [Member]
Common stock, issued shares				7,500,200
Common stock, shares cancelled				15,000,000
Common stock, outstanding shares				22,829,400
Net liablilities				$ 19,000